Description of Business and Basis of Presentation - Warrants (Details)	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Warrants (in shares)	12,832,500
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	12,500,000
Private warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	332,500